Debt (Details Textual) - USD ($) $ in Thousands					1 Months Ended										3 Months Ended	12 Months Ended
	Aug. 04, 2016	Mar. 10, 2016	Jan. 13, 2016	Apr. 02, 2013	Dec. 20, 2016	Jul. 29, 2016	Jan. 22, 2016	Nov. 30, 2015	May 31, 2015	Sep. 30, 2014	Jan. 31, 2014	Oct. 31, 2012	Aug. 24, 2011	Mar. 16, 2011	Sep. 30, 2016	Dec. 31, 2016	Apr. 29, 2015	Sep. 12, 2014	Jul. 24, 2014	May 22, 2014	Mar. 19, 2014	Sep. 28, 2012
Required Minimum Solvency Covenant																30.00%
Required Minimum Cash Balance																$ 23,700
Minimum Net Worth Required																$ 150,000
Minimum [Member]
Minimum ratio of EBITDA plus a portion of cash in excess of our minimum liquidity to total interest expense																1
Cash and Cash Equivalent Percentage																5.00%
Fair market Value Percentage																130.00%
Maximum [Member]
Debt Instrument Corporate Leverage Percentage																75.00%
Minimum ratio of EBITDA plus a portion of cash in excess of our minimum liquidity to total interest expense																2.25
First ABN AMRO Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity														$ 40,500
Long-term Line of Credit														32,000
Remaining Amount No Longer Available For Borrowing														$ 8,500
Repayments of Long-term Lines of Credit				$ 17,900	$ 3,000
First ABN AMRO Facility [Member] | LIBOR [Member] | Tranches [Member]
Debt Instrument, Basis Spread on Variable Rate														3.25%
Second ABN AMRO Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity													$ 48,900				$ 10,000
Second ABN AMRO Facility [Member] | Additional Financing [Member]
Line of Credit Facility, Maximum Borrowing Capacity																	10,000
Second ABN AMRO Facility [Member] | LIBOR [Member]
Debt Instrument, Basis Spread on Variable Rate									4.50%
Second ABN AMRO Facility [Member] | LIBOR [Member] | Tranches [Member]
Debt Instrument, Basis Spread on Variable Rate													3.20%
DVB Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity																	$ 15,000					$ 81,850
DVB Bank Facility [Member] | LIBOR [Member]
Debt Instrument, Basis Spread on Variable Rate									4.50%
DVB Bank Facility [Member] | LIBOR [Member] | Tranche I [Member]
Debt Instrument, Basis Spread on Variable Rate												3.75%
DVB Bank Facility [Member] | LIBOR [Member] | Tranche II [Member]
Debt Instrument, Basis Spread on Variable Rate											2.45%
Joint Debt Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity																			$ 225,300		$ 172,000
Line Of Credit Facility Maximum Borrowing Capacity Increase Amount																			$ 53,300
Joint Debt Facility [Member] | LIBOR [Member] | Tranche I [Member]
Debt Instrument, Basis Spread on Variable Rate								2.95%								3.15%
NIBC Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity																		$ 13,500
Debt Instrument Maturity Period																2021
NIBC Bank Facility [Member] | LIBOR [Member]
Debt Instrument, Basis Spread on Variable Rate										2.90%
CACIB Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity																				$ 39,000
Proceeds from Lines of Credit															$ 4,500
Debt Instrument Maturity Period																2022
CACIB Bank Facility [Member] | Tranche I [Member]
Debt Instrument, Basis Spread on Variable Rate		2.50%
Long-term Line of Credit		$ 2,300
Proceeds from Lines of Credit		$ 25,000
Debt Instrument, Description of Variable Rate Basis		25
CACIB Bank Facility [Member] | Additional Financing [Member]
Short-term Debt, Refinanced, Amount		$ 25,000
ABN/DVB/NIBC Joint Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity			$ 213,000
Line Of Credit Facility Maximum Borrowing Capacity Increase Amount	$ 36,600
Short-term Debt, Refinanced, Amount			$ 20,000
Debt Instrument Maturity Period			2023
ABN/DVB/NIBC Joint Bank Facility [Member] | Future Acquisition [Member]
Short-term Debt, Refinanced, Amount			$ 20,000
ABN/DVB/NIBC Joint Bank Facility [Member] | LIBOR [Member]
Debt Instrument, Description of Variable Rate Basis			LIBOR plus 2.55%
Debt Instrument Maturity Period			2022
ABN/DVB/NIBC Joint Bank Facility [Member] | LIBOR [Member] | Tranche II [Member]
Debt Instrument, Description of Variable Rate Basis	LIBOR plus 2.75%
Nordea/SEB Joint Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity			$ 151,000
Debt Instrument Maturity Period							2022
Nordea/SEB Joint Bank Facility [Member] | LIBOR [Member]
Debt Instrument, Description of Variable Rate Basis							LIBOR plus 2.50%
Third ABN AMRO Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity						$ 71,300
Debt Instrument Maturity Period						2023
Third ABN AMRO Facility [Member] | LIBOR [Member]
Debt Instrument, Description of Variable Rate Basis						LIBOR plus 2.75%